UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Government Income Fund, Inc. (f/k/a Dryden Government Income Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2011

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential Government Income Fund, Inc.

Schedule of Investments

as of May 31, 2010 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 94.9%
Collateralized Mortgage Obligations 5.2%
	Federal Home Loan Mortgage Corp.,
	Ser. 2002-2496, Class PM,
$ 7,970	5.500%, 9/15/17	$8,639,244
	Ser. 2002-2501, Class MC,
3,212	5.500%, 9/15/17	3,459,374
	Ser. 2002-2513, Class HC,
6,650	5.000%, 10/15/17	7,207,175
	Ser. 2002-2518, Class PV,
5,500	5.500%, 6/15/19	5,850,027
	Federal National Mortgage Association,
	Ser. 2002-18, Class PC,
6,317	5.500%, 4/25/17	6,675,902
	Ser. 2002-57, Class ND,
2,910	5.500%, 9/25/17	3,129,778
	MLCC Mortgage Investors, Inc.,
	Ser. 2003-E, Class A1,
318	0.653%, 10/25/28 FRN	288,390
	Structured Adjustable Rate Mortgage Loan Trust,
	Ser. 2004-1, Class 4A3,
1,047	2.750%, 2/25/34 FRN	969,512

		36,219,402

Commercial Mortgage-Backed Securities 8.2%
	Banc of America Commercial Mortgage, Inc.,
	Ser. 2007-1, Class A2,
2,000	5.381%, 1/15/49	2,036,886
	Bear Stearns Commercial Mortgage Securities,
	Ser. 2004-T16, Class A5,
10,800	4.600%, 2/13/46	11,173,344
	Ser. 2006-PW11, Class A4,
2,000	5.456%, 3/11/39 FRN	2,069,263
	Commercial Mortgage Pass-Through Certificates,
	Ser. 2006-C7, Class A4,
3,000	5.767%, 6/10/46 FRN	3,095,113
	Credit Suisse First Boston Mortgage Securities Corp.,
	Ser. 2005-C2, Class A4,
3,300	4.832%, 4/15/37	3,278,962
	CWCapital Cobalt Ltd.,
	Ser. 2007-C3, Class A3,
3,100	5.820%, 5/15/46 FRN	3,167,463

		Greenwich Capital Commercial Funding Corp.,
		Ser. 2007-GG9, Class A2,
2,000		5.381%, 3/10/39	2,052,121
		GS Mortgage Securities Corp. II,
		Ser. 2007-GG10, Class A2,
3,400		5.778%, 8/10/45 FRN	3,478,710
		Merrill Lynch Mortgage Trust,
		Ser. 2006-C1, Class ASB,
5,000		5.655%, 5/12/39 FRN	5,274,789
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2007-9, Class A2,
5,000		5.590%, 9/12/49	5,171,768
		Morgan Stanley Capital I,
		Ser. 2006-IQ11, Class A4,
7,200		5.769%, 10/15/42 FRN	7,459,144
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2006-C25, Class A4,
4,000		5.739%, 5/15/43 FRN	4,151,184
		Ser. 2006-C27, Class A2,
5,000		5.624%, 7/15/45	5,077,507

			57,486,254

Corporate Bonds 1.3%
		Canadian Imperial Bank of Commerce (Canada), 144A,
3,700		2.000%, 2/04/13	3,758,719
		Depfa ACS Bank (Ireland), 144A,
2,960		5.125%, 3/16/37	2,082,298
		International Bank For Reconstruction & Development Notes,
3,000		2.375%, 5/26/15	3,001,077

			8,842,094

Mortgage-Backed Securities 46.0%
		Federal Home Loan Mortgage Corp.,
2,614		2.644%, 5/01/34 FRN	2,700,968
8,000	(a)	4.000%, TBA 30 YR	7,917,504
3,500	(a)	4.500%, TBA 15 YR	3,660,783
24,177		5.000%, 6/01/33 - 5/01/34	25,486,405
5,000	(a)	5.000%, TBA 30 YR	5,234,375
5,398		5.500%, 5/01/37 - 1/01/38	5,760,451
1,696		6.000%, 8/01/32 - 9/01/34	1,852,473
930		6.500%, 8/01/10 - 9/01/32	1,021,361
203		7.000%, 8/01/11 - 9/01/32	226,392
138		8.000%, 3/01/22 - 8/01/22	157,562
115		8.500%, 1/01/17 - 9/01/19	128,161
86		9.000%, 1/01/20	91,660
68		11.500%, 10/01/19	74,506

		Federal National Mortgage Association,
901		2.410%, 4/01/34 FRN	930,541
6,890		2.586%, 7/01/33 FRN	7,122,670
2,352		2.614%, 6/01/34 FRN	2,449,702
1,891		3.006%, 4/01/34 FRN	1,961,538
500	(a)	4.000%, TBA 15 YR	512,735
836		4.500%, 1/01/20	886,608
3,500	(a)	4.500%, TBA 15 YR	3,661,329
66,000		4.500%, TBA 30 YR	67,340,592
15,959		5.000%, 7/01/18 - 5/01/36	16,975,099
500	(a)	5.000%, TBA 15 YR	530,937
14,500	(a)	5.000%, TBA 30 YR	15,177,425
64,314		5.500%, 8/01/15 - 11/01/36	68,821,782
9,000	(a)	5.500%, TBA 15 YR	9,663,750
19,770		6.000%, 11/01/14 - 5/01/36	21,406,669
3,966		6.260%, 3/01/11	4,033,685
13,115		6.500%, 8/01/10 - 10/01/37	14,442,390
5,259		7.000%, 4/01/11 - 2/01/36	5,808,190
83		7.500%, 6/01/10 - 10/01/26	88,109
8		8.500%, 6/01/17 - 3/01/25	9,721
103		9.000%, 4/01/25	120,356
27		9.500%, 1/01/25 - 2/01/25	31,448
		Government National Mortgage Association,
4,000	(a)	4.500%, TBA 30 YR	4,095,000
8,608		5.000%, 7/15/33 - 4/15/34	9,156,043
4,536		5.500%, 2/15/34 - 2/15/36	4,898,286
5,304		7.000%, 3/15/22 - 2/15/29	5,970,723
652		7.500%, 1/15/23 - 7/15/24	741,194
544		8.500%, 4/15/25	633,634
349		9.500%, 9/15/16 - 8/20/21	394,457

			322,177,214

Municipal Bond 0.2%
		Utah St. Build America Bonds, Ser. D, GO,
1,170		4.554%, 7/01/24	1,223,832

Small Business Administration Agency 1.8%
		Small Business Administration Participation Certificates,
		Ser. 1995-20B, Class 1,
857		8.150%, 2/01/15	884,869
		Ser. 1995-20L, Class 1,
2,697		6.450%, 12/01/15	2,876,123
		Ser. 1996-20H, Class 1,
3,179		7.250%, 8/01/16	3,458,185
		Ser. 1996-20K, Class 1,
1,985		6.950%, 11/01/16	2,131,844

		Ser. 1997-20A, Class 1,
669		7.150%, 1/01/17	729,380
		Ser. 1998-20I, Class 1,
2,488		6.000%, 9/01/18	2,692,800

			12,773,201

U.S. Government Agency Securities 8.7%
		Ally Financial, Inc., FDIC Gtd. Notes,
6,510		1.750%, 10/30/12	6,576,929
		Federal Home Loan Bank,
3,215		5.625%, 6/11/21	3,651,829
		Federal Home Loan Mortgage Corp.,
4,690		1.125%, 7/27/12	4,693,888
3,820	(b)	3.750%, 3/27/19	3,873,671
1,310	(b)	5.125%, 11/17/17	1,475,922
		Federal National Mortgage Association,
8,625		5.000%, 5/11/17	9,656,291
2,450		5.625%, 7/15/37	2,738,603
		Financing Corp. Principal FICO STRIPS
		Ser. 1P,
10,000	(c)	3.740%, 5/11/18	7,470,590
		Ser. 2P,
5,820	(c)	4.100%, 11/30/17	4,436,155
		Ser. 3P,
7,200	(c)	4.100%, 11/30/17	5,488,027
		Tennessee Valley Authority,
1,895		4.500%, 4/01/18	2,032,414
1,240		5.250%, 9/15/39	1,295,921
1,080		5.500%, 6/15/38	1,168,473
		Western Corporate Federal Credit Union, Gtd. Notes.,
6,345		1.750%, 11/02/12	6,408,444

			60,967,157

U.S. Government Treasury Obligations 23.5%
		United States Treasury Bond,
435		4.375%, 5/15/40	446,693
6,045	(b)	4.625%, 2/15/40	6,454,923
15,500		6.875%, 8/15/25	20,808,750
395		7.125%, 2/15/23	530,226
		United States Treasury Notes,
33,095		0.750%, 5/31/12	33,074,481
10,750		2.125%, 5/31/15	10,763,437
7,365	(d)	2.375%, 8/31/14	7,520,357
1,965		3.125%, 10/31/16	2,018,116
9,435	(b)	3.500%, 5/15/20	9,591,244
5,620		3.625%, 8/15/19	5,773,235
		United States Treasury STRIPS, I/O,
14,000	(e)	4.130%, 5/15/23	8,239,462
12,000	(e)	4.200%, 5/15/24	6,722,028
16,500	(e)	4.220%, 8/15/24	9,115,574

9,500	(b)(e)	4.260%, 8/15/25	4,974,789
4,000	(e)	4.510%, 8/15/20	2,726,784
4,000	(e)	4.890%, 11/15/21	2,549,668
5,530	(e)	5.100%, 8/15/22	3,387,877
8,570	(e)	5.190%, 11/15/22	5,173,169
11,000	(e)	5.440%, 11/15/23	6,312,724
12,000	(e)	5.510%, 2/15/24	6,792,180
17,700	(e)	5.840%, 5/15/25	9,381,655
		United States Treasury STRIPS, P/O,
4,110	(c)	5.200%, 2/15/23	2,460,225

			164,817,597

		Total long-term investments (cost $635,710,287)	664,506,751

SHORT-TERM INVESTMENTS 29.9%

Shares
Affiliated Mutual Funds
		Prudential Investment Portfolios 2-Prudential Core
		Short-Term Bond Fund
12,384,620		(cost $121,882,916)(f)	108,241,574
		Prudential Investment Portfolios 2-Prudential Core
		Taxable Money Market Fund
		(cost $101,186,623; includes $18,464,953 of cash
101,186,623		collateral received for securities on loan)(f)(g)	101,186,623

		Total short-term investments (cost $223,069,539)	209,428,197

		Total Investments, Before Security Sold Short 124.8% (cost $858,779,826)(h)	873,934,948

Principal Amount (000)#

SECURITY SOLD SHORT (1.6)%
Mortgage-Backed Security
		Federal National Mortgage Association,
		5.500% , TBA 30 YR
$11,000		(proceeds received $11,562,031)	(11,733,909)

		Total Investments, Net of Security Sold Short 123.2% (cost $847,217,795)	862,201,039
		Other liabilities in excess of other assets (i) (23.2%)	(162,136,987)

		Net Assets 100.0%	$700,064,052

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corporation

FICO—Financing Corporation

FRN—Floating Rate Note

GO—General Obligation

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial principal amount of $48,500,000 represents to-be-announced ("TBA") securities acquired under mortgage dollar roll agreement.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $18,129,448; cash collateral of $18,464,953 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on May 31, 2010. Collateral was subsequently received on June 1, 2010 and the Fund remained in compliance.
(c)	Represents zero coupon bond. The rate shown is the effective yield at May 31, 2010.
(d)	All or partial principal amount pledged as collateral for futures contracts.
(e)	The rate shown is the effective yield at May 31, 2010.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2-Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$859,864,350	$28,890,200	$(14,819,602)	$14,070,598

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

(i)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at May 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2010	Unrealized Appreciation (Depreciation)(a)
	Long Positions:
134	U.S. 2 Yr. Treasury Notes	Sep. 10	$29,095,570	$29,230,844	$135,274
403	U.S. 5 Yr. Treasury Notes	Jun. 10	46,238,116	47,327,313	1,089,197
498	U.S. 5 Yr. Treasury Notes	Sep. 10	58,135,998	58,102,594	(33,404)
72	U.S. Ultra Bond	Sep. 10	9,418,026	9,274,500	(143,526)
	Short Positions:
323	U.S. 2 Yr. Treasury Notes	Jun. 10	70,541,063	70,641,109	(100,046)
209	U.S. 10 Yr. Treasury Notes	Sep. 10	25,138,458	25,053,875	84,583
748	U.S. Long Bonds	Sep. 10	93,352,192	91,746,875	1,605,317

					$2,637,395

(a)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2010.

Interest rate swap agreements outstanding at May 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(c)
Citibank NA(a)	6/1/20	$3,360	3.447%	3 month LIBOR	$(22,283)	$—	$(22,283)
Citibank NA(b)	3/31/12	40,365	1.258%	3 month LIBOR	39,037	—	39,037

					$16,754	$—	$16,754

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The Fund pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2010.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Collateralized Mortgage Obligations	$—	$36,219,402	$—
Commercial Mortgage-Backed Securities	—	57,486,254	—
Corporate Bonds	—	8,842,094	—
Mortgage-Backed Securities	—	322,177,214	—
Municipal Bond	—	1,223,832	—
Security Sold Short	—	(11,733,909)	—
Small Business Administration Agency	—	12,773,201	—
U.S. Government Agency Securities	—	60,967,157	—
U.S. Government Treasury Obligations	—	164,817,597	—
Affiliated Mutual Funds	209,428,197	—	—
Other Financial Instruments*			—
Futures	2,637,395	—	—
Interest Rate Swaps	—	16,754	—

Total	$212,065,592	$652,789,596	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The Fund did not have any transfers in and transfers out of level 2 fair value hierarchy during the reporting period.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Government Income Fund, Inc. (f/k/a Dryden Government Income Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.